Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 07, 2016
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2016
Prospectus Date	rr_ProspectusDate	May 27, 2016
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSBX
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSHX
TDAM Core Bond Fund (First Prospectus Summary) | TDAM Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDBFX
TDAM Core Bond Fund (First Prospectus Summary) | TDAM Core Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCBX
TDAM High Yield Bond Fund (First Prospectus Summary) | TDAM High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHYX
TDAM High Yield Bond Fund (First Prospectus Summary) | TDAM High Yield Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHBX
TDAM Global Low Volatility Equity Fund (First Prospectus Summary) | TDAM Global Low Volatility Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDLVX
TDAM Global Low Volatility Equity Fund (First Prospectus Summary) | TDAM Global Low Volatility Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGVX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDTFX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDTRX
TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio | TDAM 1- to 5-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFPX
TDAM 5- to 10-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 5- to 10-Year Corporate Bond Portfolio | TDAM 5- to 10-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFSX